Non-controlling interest - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 05, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2018
Noncontrolling Interest [Line Items]
Ownership interest (as percent)		50.00%	50.00%	50.00%	50.00%
Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Ownership interest (as percent)	51.00%
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Notional amount of investments acquired	$ 6.0
North Atlantic Drilling
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)		70.36%
Sevan Drilling Limited
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)		50.11%
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)		66.24%
Ship Finance International Ltd VIEs
Noncontrolling Interest [Line Items]
Proceeds from dividends received			$ 14.0	$ 113.0
Seadrill UK Ltd | Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Interest acquired (as percent)	10.00%
Ownership interest (as percent)	49.00%
Notional amount of investments acquired	$ 6.0
HHL | Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Notional amount of investments acquired	$ 6.0
Business acquisition, percentage of voting interests acquired		2.00%
Investments, consideration paid		$ 0.3